16. LOANS PAYABLE (Details)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Monte Carlo simulation valuation model
Fair value of Platinum Vapes note payable
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	binomial lattice methodology based on a Cox-Ross-Rubenstein approach